JPMorgan SmartRetirement Income Fund Investment Strategy - A C I Shares [Member] - JPMorgan SmartRetirement Income Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Income Fund invests in other mutual funds within the same group of investment companies, and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s target allocations among various asset and sub-asset classes as of the date of this prospectus are set forth below:Target Allocations[1]Fixed Income55.00U.S. Fixed Income41.60Inflation Managed5.00High Yield Fixed Income6.60Emerging Markets Debt1.80Equity40.00U.S. Large Cap Equity21.15U.S. Mid Cap Equity2.80U.S. Small Cap Equity1.55REITs0.80International Equity10.00Emerging Markets Equity3.70Money Market/Cash and Cash Equivalents5.00Money Market/Cash and Cash Equivalents5.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, the J.P. Morgan Funds) and may, for the limited purposes described below, also invest in passive ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.